Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment
Components of property, plant and equipment

Significant components of property, plant and equipment are as follows (in thousands):

September 30,	2017	2016

Land and land improvements	$16,139	$15,854
Buildings and improvements	52,625	49,856
Machinery and other equipment	73,235	68,001
Software	62,297	51,191
Leasehold improvements	13,298	9,432
Construction and internal-use software development in progress	23,156	8,150
Accumulated depreciation and amortization	(127,530)	(108,559)
	$113,220	$93,925